Purchase Obligations - Maturity (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Purchase Obligations
Purchase Obligation	€ 4,779	€ 3,791
Due 2022
Purchase Obligations
Purchase Obligation	1,199
Due 2023 to 2026
Purchase Obligations
Purchase Obligation	2,946
Due thereafter
Purchase Obligations
Purchase Obligation	€ 634